INTANGIBLE ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Amortization expense	$ 202,551	$ 202,551
2021	202,551
2022	202,551
2023	50,218
Intangible assets net	$ 455,320
Useful life of intangible assets	5 years
Service Contracts [Member]
Intangible assets net	$ 455,320
Useful life of intangible assets	5 years